Other current assets and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2021	31 December 2020
Other current assets	€ million	€ million
Prepayments	101	61
VAT receivables	16	34
Miscellaneous receivables	154	109
Total other current assets	271	204